MATERIALS AND SUPPLIES	12 Months Ended
Dec. 31, 2020
MATERIALS AND SUPPLIES [abstract]
Disclosure of materials and supplies

1.               MATERIALS AND SUPPLIES

	2019	2020
	RMB’000	RMB’000

Raw materials	171,532	197,242
Reusable rail-line track materials	58,502	54,704
Accessories	40,224	43,584
Retailing consumables	1,001	876
	271,259	296,406

The costs of materials and supplies consumed by the Group during the year were recognized as "operating expenses" in the amount of RMB1,296,779,000 (2019: RMB1,736,886,000).

As at December 31, 2020, no balance of the provision was provided for writing down the materials and supplies to their net realizable values (2019: RMB17,640,000).

During the year, no additional provision was made (2019: RMB14,242,000), no balance was reversed as the recovery price increased (2019: RMB3,449,000) and RMB17,640,000 was written off arising from realization of losses in the disposal of these assets (2019: RMB 30,973,000).